Leases - Right of use assets (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Right of use assets - operating leases, net of amortization	$ 722,879	$ 723,607	$ 792,078	$ 646,138
Right of use assets - finance leases, net of depreciation – included in plant and equipment	38,864	41,566	37,091
Amortization of right-of-use assets	3,110	2,614	11,890
Interest expense on lease liabilities	320	322	1,402
Finance lease cost	3,430	2,936	13,292
Operating lease cost	61,046	51,406	210,881
Total lease cost	64,476	54,342	224,173
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from finance leases	(320)	(322)	(1,252)
Operating cash flows from operating leases	(61,046)	(51,406)	(210,881)
Financing cash flows from finance leases	(3,344)	(2,801)	(11,371)
Right-of-use assets obtained in exchange for new finance leases		9,088	14,989
Right-of-use assets disposed of under operating leases prior to lease maturity			(81,263)
Right-of -use assets obtained in exchange for new operating leases		$ 138,312	$ 442,281
Weighted average remaining lease term - finance leases	3 years 193 days 10 hours 48 minutes	3 years 354 days 1 hour 12 minutes	3 years 167 days 21 hours 36 minutes
Weighted average remaining lease term - operating leases	3 years 94 days 21 hours 36 minutes	3 years 310 days 6 hours	3 years 270 days 2 hours 24 minutes
Weighted average discount rate- finance leases	3.54%	3.48%	3.52%
Weighted average discount rate- operating leases	3.43%	3.47%	3.42%